Risk information - Liquidity reserve (Details) - Liquidity risk - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk information
Maturity term of borrowing programs used to secure access to short-term borrowing	1 year
Period of monitoring the liquidity coverage ratio	30 days
Liquidity Reserve	kr 57.7	kr 54.3
SKR
Risk information
Liquidity Reserve	32.2	26.7
EUR
Risk information
Liquidity Reserve	11.8	8.6
USD
Risk information
Liquidity Reserve	13.7	18.7
Other currencies
Risk information
Liquidity Reserve		0.3
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Risk information
Liquidity Reserve	25.3	24.1
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | SKR
Risk information
Liquidity Reserve	11.0	8.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Risk information
Liquidity Reserve	8.0	3.9
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Risk information
Liquidity Reserve	6.3	11.9
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Other currencies
Risk information
Liquidity Reserve		0.3
Securities issued or guaranteed by municipalities or other public entities
Risk information
Liquidity Reserve	18.3	16.5
Securities issued or guaranteed by municipalities or other public entities | SKR
Risk information
Liquidity Reserve	7.1	5.0
Securities issued or guaranteed by municipalities or other public entities | EUR
Risk information
Liquidity Reserve	3.8	4.7
Securities issued or guaranteed by municipalities or other public entities | USD
Risk information
Liquidity Reserve	7.4	6.8
Covered bonds issued by other institutions
Risk information
Liquidity Reserve	13.1	12.7
Covered bonds issued by other institutions | SKR
Risk information
Liquidity Reserve	13.1	12.7
Balances with National Debt Office
Risk information
Liquidity Reserve	1.0	1.0
Balances with National Debt Office | SKR
Risk information
Liquidity Reserve	kr 1.0	kr 1.0